Revenue and Expenses - Earnings Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Basic earnings per share (in euros per share)	€ 1.38	€ 0.23	€ 0.15
Diluted earnings per share (in euros per share)	€ 1.37	€ 0.23	€ 0.15